UNEARNED REVENUE (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
UNEARNED REVENUE [Abstract]
Purchase Price of PL agreement		$ 35,000
Purchase Price of PL agreement per unit		$ 3,500
Unearned revenue	59,528	35,000
Increase to deferred revenue during the period	$ 24,980